Derivative Instruments (Details 9) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total credit derivatives and credit-related notes [Abstract]
Protection sold	$ (2,755,024)	$ (2,952,048)
Protection purchased with identical underlyings	2,662,329	2,987,334
Net protection (sold)/purchased	(92,695)	35,286
Other protection purchased	60,428	60,265
Credit-related notes [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(2,008)	4,031
Protection purchased with identical underlyings	0	0
Net protection (sold)/purchased	(2,008)	(4,031)
Other protection purchased	3,327	1,728
Total Credit Derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(2,753,016)	(2,948,017)
Protection purchased with identical underlyings	2,662,329	2,987,334
Net protection (sold)/purchased	(90,687)	39,317
Other protection purchased	57,101	58,537
Credit Default Swaps [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(2,659,240)	(2,937,442)
Protection purchased with identical underlyings	2,652,313	2,978,044
Net protection (sold)/purchased	(6,927)	40,602
Other protection purchased	32,867	28,064
Other credit derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(93,776)	(10,575)
Protection purchased with identical underlyings	10,016	9,290
Net protection (sold)/purchased	(83,760)	(1,285)
Other protection purchased	$ 24,234	$ 30,473